Significant Accounting Policies (Details Textual)	12 Months Ended
	Mar. 31, 2020 USD ($) customers	Mar. 31, 2019 USD ($) customers	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Restricted cash		$ 161,084
Advertising expenses	1,021,543	857,908
Accumulated other comprehensive income	(590,660)	50,395
Allowances for bad debts
sales return provision recorded in Refund liabilities	113,611	78,317
Advance from customers	$ 298,042	57,553
Intangible assets amortized useful life	Intangible assets represented the trade mark registered in the PRC and purchased software which are amortized on a straight-line basis over a useful life of 10 years.
Cash and cash equivalents	$ 7,287,032	9,130,849	$ 657,767	$ 65,570
Allowance for accounts receivable	$ 103,990	$ 66,917
Sales Revenue, Net [Member]
Concentration risk, Percentage	10.00%	10.00%
Number of customers | customers	2	2